Other Contingent Assets, Liabilities and Commitments - Additional Information (Details) - dLocal Group Limited - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Contingent Assets Liabilities And Commitments [Line Items]
Contingent assets	$ 0	$ 0
Contingent liabilities	0	0
Payment Processing Service Agreements
Disclosure Of Other Contingent Assets Liabilities And Commitments [Line Items]
Standby letter of credit issued	$ 6,330	$ 859	$ 786